PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of December 31,
	2024	2025
	$US	$US
Deductible value-added tax	573,740	592,303
Advance to suppliers	57,822	181,890
Prepaid expenses	104,758	113,091
Deposits	92,549	24,044
Advance to staff	43,884	52,866
Total prepaid expenses and other current assets, gross	872,753	964,194
Less: provision for credit loss	—	—
Total prepaid expenses and other current assets, net	872,753	964,194